Investment Portfolioas of September 30, 2022 (Unaudited)
DWS Global Small Cap VIP
	Shares	Value ($)

Common Stocks 97.2%
Australia 1.8%
Charter Hall Long Wale REIT	59,289	150,710
Liontown Resources Ltd.* (a)	245,510	230,537
Nickel Industries Ltd.	246,373	123,131
Orora Ltd.	254,228	484,864
(Cost $1,450,823)		989,242
Austria 1.1%
Wienerberger AG (Cost $753,729)	30,285	610,870
Belgium 1.1%
Euronav NV (Cost $322,906)	37,779	582,062
Canada 2.1%
ElectraMeccanica Vehicles Corp.* (a)	104,218	127,146
Linamar Corp.	14,662	571,153
Quebecor, Inc. "B"	22,763	419,715
(Cost $1,278,483)		1,118,014
Denmark 0.3%
Netcompany Group A/S 144A* (Cost $547,694)	4,657	155,830
France 2.9%
Alten SA	5,354	586,733
Maisons du Monde SA 144A	25,993	204,323
Rubis SCA	8,098	168,632
Television Francaise 1	30,190	172,918
Vallourec SA*	45,258	432,497
(Cost $2,251,386)		1,565,103
Germany 2.8%
AIXTRON SE	31,678	757,638
PATRIZIA SE	42,017	432,262
United Internet AG (Registered)	16,891	314,586
(Cost $1,268,906)		1,504,486
India 1.1%
WNS Holdings Ltd. (ADR)* (Cost $204,201)	7,371	603,243
Ireland 0.7%
Dalata Hotel Group PLC* (Cost $666,211)	131,685	362,304
Italy 2.1%
Buzzi Unicem SpA	52,110	739,609
Moncler SpA	10,216	418,567
(Cost $1,405,181)		1,158,176

Japan 6.3%
BML, Inc.	8,200	184,936
Furuya Metal Co., Ltd.	6,500	349,812
JTOWER, Inc.* (a)	5,000	225,491
Kusuri no Aoki Holdings Co., Ltd.	12,358	582,182
Nippon Paper Industries Co., Ltd.	35,000	227,471
Optorun Co., Ltd.	23,300	334,941
Sawai Group Holdings Co., Ltd.	8,000	224,300
Topcon Corp.	23,800	265,394
Toyo Kanetsu KK	9,600	163,086
UT Group Co., Ltd.	31,524	518,346
Zenkoku Hosho Co., Ltd.	9,800	325,895
(Cost $3,331,272)		3,401,854
Korea 2.2%
Advanced Nano Products Co., Ltd.	5,799	320,705
Hanmi Semiconductor Co., Ltd.	52,825	395,926
Seah Besteel Holdings Corp.	44,900	509,505
(Cost $1,857,884)		1,226,136
Portugal 0.4%
REN - Redes Energeticas Nacionais SGPS SA (Cost $265,534)	93,742	221,413
Puerto Rico 0.8%
Popular, Inc. (Cost $471,730)	6,268	451,672
Singapore 0.5%
Kulicke & Soffa Industries, Inc. (b) (Cost $312,774)	6,831	263,199
Spain 1.7%
Applus Services SA	37,453	209,584
Fluidra SA (a)	34,630	518,788
Talgo SA 144A (a)	89,559	217,580
(Cost $1,401,360)		945,952
Sweden 1.0%
Dometic Group AB 144A	22,831	117,622
MIPS AB	3,023	89,921
Ratos AB "B"	92,763	316,862
(Cost $967,538)		524,405
Switzerland 2.0%
Julius Baer Group Ltd.	10,248	445,764
Siegfried Holding AG (Registered)	865	638,756
(Cost $1,364,615)		1,084,520
United Kingdom 7.5%
B&M European Value Retail SA	103,178	350,877
Clarkson PLC	8,068	234,357
Computacenter PLC	22,530	482,851
Domino's Pizza Group PLC	75,744	187,934
Drax Group PLC	78,506	523,136
Dunelm Group PLC	15,355	123,918
Genus PLC	4,666	135,130
Greggs PLC	10,585	201,194

RS GROUP PLC	92,003	987,497
Saga PLC*	112,553	112,729
Softcat PLC	23,762	312,893
TechnipFMC PLC* (c)	53,114	449,344
(Cost $4,517,377)		4,101,860
United States 58.8%
Advanced Drainage Systems, Inc.	3,678	457,433
Affiliated Managers Group, Inc.	4,518	505,338
Alcoa Corp.	14,513	488,508
Americold Realty Trust, Inc. (REIT)	21,573	530,696
Amneal Pharmaceuticals, Inc.*	66,758	134,851
Anika Therapeutics, Inc.*	7,403	176,191
ArcBest Corp.	5,372	390,706
Armada Hoffler Properties, Inc. (REIT)	16,258	168,758
Atkore, Inc.*	3,555	276,615
Avis Budget Group, Inc.*	3,834	569,196
Benchmark Electronics, Inc.	21,999	545,135
Benefitfocus, Inc.*	29,983	190,392
Bridgebio Pharma, Inc.*	23,355	232,149
Builders FirstSource, Inc.*	18,860	1,111,231
Casey's General Stores, Inc.	5,900	1,194,868
Chord Energy Corp.	2,243	306,751
Clearway Energy, Inc. "A"	8,754	254,741
Cleveland-Cliffs, Inc.*	8,238	110,966
CNX Resources Corp.*	25,108	389,927
CommScope Holding Co., Inc.*	29,293	269,789
comScore, Inc.*	112,268	185,242
Crescent Energy Co. "A"	25,709	346,300
Delek U.S. Holdings, Inc.	25,830	701,026
Ducommun, Inc.*	15,058	597,200
Easterly Government Properties, Inc. (REIT)	18,867	297,533
Eastern Bankshares, Inc.	32,726	642,739
EastGroup Properties, Inc. (REIT)	4,344	627,013
Envestnet, Inc.*	9,753	433,033
Essential Properties Realty Trust, Inc. (REIT)	7,528	146,420
First Financial Bankshares, Inc.	3,747	156,737
Five9, Inc.*	4,371	327,738
Four Corners Property Trust, Inc. (REIT)	29,349	709,952
Fulgent Genetics, Inc.*	3,269	124,614
Hersha Hospitality Trust "A", (REIT)*	19,119	152,570
Hillenbrand, Inc.	15,054	552,783
Hudson Pacific Properties, Inc. (REIT)	8,626	94,455
Intercept Pharmaceuticals, Inc.*	14,318	199,736
iStar, Inc. (REIT)	11,413	105,684
Jack in the Box, Inc.	4,850	359,239
Jefferies Financial Group, Inc.	35,614	1,050,613
Kronos Bio, Inc.*	27,827	93,220
Latham Group, Inc.*	22,052	79,167
Lazard Ltd. "A"	10,442	332,369
Lumentum Holdings, Inc.*	8,892	609,724
Madison Square Garden Sports Corp.*	4,281	585,041
ModivCare, Inc.*	5,635	561,728
Molina Healthcare, Inc.*	4,251	1,402,150
National Storage Affiliates Trust (REIT)	6,765	281,289
New Jersey Resources Corp.	8,861	342,921
Option Care Health, Inc.*	25,050	788,323
Outset Medical, Inc.*	6,399	101,936

Pacira BioSciences, Inc.*	15,308	814,233
Physicians Realty Trust (REIT)	40,688	611,948
Precision BioSciences, Inc.*	32,690	42,497
Redwood Trust, Inc. (REIT)	31,071	178,348
RPT Realty (REIT)	15,178	114,746
Rush Enterprises, Inc. "A"	26,569	1,165,294
Sana Biotechnology, Inc.* (a)	73,871	443,226
Selecta Biosciences, Inc.*	156,513	256,681
Senseonics Holdings, Inc.* (a)	148,398	195,885
SJW Group	7,383	425,261
SkyWest, Inc.*	9,837	159,950
South State Corp.	13,602	1,076,190
SpartanNash Co.	9,047	262,544
Spectrum Brands Holdings, Inc.	5,246	204,751
Synovus Financial Corp.	26,892	1,008,719
Taylor Morrison Home Corp.*	12,015	280,190
Thermon Group Holdings, Inc.*	41,084	633,104
TopBuild Corp.*	5,763	949,627
Vista Outdoor, Inc.*	7,067	171,869
WEX, Inc.*	2,250	285,615
Xperi Holding Corp.	16,731	236,576
YETI Holdings, Inc.*	15,473	441,290
Zions Bancorp NA	13,196	671,149
(Cost $28,469,833)		31,922,429
Total Common Stocks (Cost $53,109,437)		52,792,770

Securities Lending Collateral 1.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.79% (d) (e) (Cost $756,573)	756,573	756,573

Cash Equivalents 2.6%
DWS Central Cash Management Government Fund, 2.84% (d) (Cost $1,384,195)	1,384,195	1,384,195

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $55,250,205)	101.2	54,933,538
Other Assets and Liabilities, Net	(1.2)	(640,444)
Net Assets	100.0	54,293,094
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2022 are as follows:
Value ($) at 12/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2022	Value ($) at 9/30/2022
Securities Lending Collateral 1.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.79% (d) (e)
3,537,256	—	2,780,683 (f)	—	—	30,181	—	756,573	756,573
Cash Equivalents 2.6%
DWS Central Cash Management Government Fund, 2.84% (d)
817,560	12,716,270	12,149,635	—	—	9,739	—	1,384,195	1,384,195
4,354,816	12,716,270	14,930,318	—	—	39,920	—	2,140,768	2,140,768

*	Non-income producing security.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2022 amounted to $1,724,212, which is 3.2% of net assets.

(b)	Listed on the NASDAQ Stock Market, Inc.
(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,050,862.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2022.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At September 30, 2022 the DWS Global Small Cap VIP had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)
Industrials	8,599,664	16%
Information Technology	7,406,462	14%
Financials	7,275,124	14%
Health Care	6,750,542	13%
Consumer Discretionary	5,036,341	10%
Real Estate	4,424,036	8%
Materials	3,846,166	7%
Energy	3,370,993	6%
Consumer Staples	2,244,345	4%
Utilities	1,936,104	4%
Communication Services	1,902,993	4%
Total	52,792,770	100%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$989,242	$—	$989,242
Austria	—	610,870	—	610,870
Belgium	—	582,062	—	582,062
Canada	1,118,014	—	—	1,118,014
Denmark	—	155,830	—	155,830
France	—	1,565,103	—	1,565,103
Germany	—	1,504,486	—	1,504,486
India	603,243	—	—	603,243
Ireland	—	362,304	—	362,304
Italy	—	1,158,176	—	1,158,176
Japan	—	3,401,854	—	3,401,854
Korea	—	1,226,136	—	1,226,136
Portugal	—	221,413	—	221,413
Puerto Rico	451,672	—	—	451,672
Singapore	263,199	—	—	263,199
Spain	—	945,952	—	945,952
Sweden	—	524,405	—	524,405
Switzerland	—	1,084,520	—	1,084,520
United Kingdom	449,344	3,652,516	—	4,101,860
United States	31,922,429	—	—	31,922,429
Short-Term Investments (a)	2,140,768	—	—	2,140,768
Total	$36,948,669	$17,984,869	$—	$54,933,538

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS1glosc-PH3
R-080548-1 (1/23)